CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Equity (Deficits) Attribute to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-Controlling Interest
Balance at Dec. 31, 2010	$ 534,984,477	$ 534,326,419	$ 501,145,991	$ (57,392,283)	$ 62,110,767	$ 28,461,944	$ 658,058
Balance (in shares) at Dec. 31, 2010			42,893,044
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(90,903,374)	(90,804,200)			(90,804,200)		(99,174)
Foreign currency translation adjustment	17,111,083	17,093,766				17,093,766	17,317
Share-based compensation	4,060,838	4,060,838		4,060,838
Exercise of share options	1,256,948	1,256,948	1,256,948
Exercise of share options (in shares)			262,723
Paid-in capital from non-controlling interests	467,720						467,720
Balance at Dec. 31, 2011	466,977,692	465,933,771	502,402,939	(53,331,445)	(28,693,433)	45,555,710	1,043,921
Balance (in shares) at Dec. 31, 2011			43,155,767
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(195,155,097)	(195,468,691)			(195,468,691)		313,594
Foreign currency translation adjustment	5,505,067	5,239,819				5,239,819	265,248
Acquisition of subsidiaries	4,635,298						4,635,298
Issuance of warrant	9,849,928	9,849,928		9,849,928
Share-based compensation	5,185,242	5,185,242		5,185,242
Exercise of share options	158,766	158,766	158,766
Exercise of share options (in shares)			86,659
Paid-in capital from non-controlling interests	4,426,535						4,426,535
Balance at Dec. 31, 2012	301,583,431	290,898,835	502,561,705	(38,296,275)	(224,162,124)	50,795,529	10,684,596
Balance (in shares) at Dec. 31, 2012	43,242,426		43,242,426
Increase (Decrease) in Stockholders' Equity
Net income (loss)	45,564,936	31,659,276			31,659,276		13,905,660
Foreign currency translation adjustment	1,877,848	3,115,584				3,115,584	(1,237,736)
Profit distribution to a non-controlling interest	(219,464)						(219,464)
Issuance of ordinary shares, net of issuance costs	47,887,377	47,887,377	47,887,377
Issuance of ordinary shares, net of issuance costs (in shares)			3,772,254
Share-based compensation	6,175,006	6,175,006		6,175,006
Exercise of share options	10,792,703	10,792,703	10,792,703
Exercise of share options (in shares)			4,019,663
Disposal of project companies	(12,163,516)						(12,163,516)
Balance at Dec. 31, 2013	$ 401,498,321	$ 390,528,781	$ 561,241,785	$ (32,121,269)	$ (192,502,848)	$ 53,911,113	$ 10,969,540
Balance (in shares) at Dec. 31, 2013	51,034,343		51,034,343